Taxation (Tables) (China Greenstar Holdings Limited [Member])	9 Months Ended
Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Schedule of Reconciles Effective Tax

The following table reconciles the Group’s effective tax for the periods presented:

	Nine months ended September 30, 2014	October 25, 2013 (inception) through December 31, 2013
	(Unaudited)
Expected enterprise income tax at statutory tax rate	(21,614)	-
Expenses non-deductable for tax purpose	21,614	-
Effective enterprise income tax	-	-